Accrued Expenses Payable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses [abstract]
Current portion of provision for maintenance	$ 4.5	$ 4.2
Current portion of provision for return condition		$ 4.9
Accrual expense settlement period	12 months